VictoryShares WestEnd U.S. Sector ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares WestEnd U.S. Sector ETF | VictoryShares WestEnd U.S. Sector ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0